Share-Based Compensation and Savings Plans (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2008	Jun. 30, 2007
Vesting period of plans, in years			three	four
Exercisable period of plans (in years)	7
Number of stock options exchanged		9.8
Number of new options issued		1.4
Exercise price of new options		$ 31.27
Minimum vesting condition for stock options exchange program, in months		12
Incremental compensation cost		$ 0.6
Restricted Share and Share Units [Member]
Vesting period of plans, in years				three